Document and Entity Information	May 13, 2021
Prospectus:
Document Type	497
Document Period End Date	May 13, 2021
Entity Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 13, 2021
Document Effective Date	May 13, 2021
Prospectus Date	Oct. 31, 2020
New Covenant Income Fund | New Covenant Income Fund
Prospectus:
Trading Symbol	NCICX